Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Net loss	$ (72,569)	$ (126,557)	$ (124,096)	$ (170,033)
Items that may be reclassified to profit and loss
Currency translation differences	20	(13)	56	(215)
Total items that may be reclassified to profit and loss	20	(13)	56	(215)
Other comprehensive income (loss) for the period	20	(13)	56	(215)
Total comprehensive loss for the period	(72,549)	(126,570)	(124,040)	(170,248)
Total comprehensive loss attributable to:
Owners of the parent	$ (72,549)	$ (126,570)	$ (124,040)	$ (170,248)